Intangible assets	12 Months Ended
Jun. 30, 2026
Intangible assets
Intangible assets

12. Intangible assets

Changes in the Group’s intangible assets for the years ended June 30, 2026 and 2025 were as follows:

	Goodwill	Information systems and software	Trademarks and others	Total
Balances at June 30, 2024	3,319	1,438	115,507	120,264
Cost	3,319	21,648	123,282	148,249
Accumulated amortization	-	(20,210)	(7,775)	(27,985)
Net book amount at June 30, 2024	3,319	1,438	115,507	120,264
Additions	-	3,009	1,062	4,071
Transfers	-	3,267	(100,710)	(97,443)
Currency translation adjustment	1	-	-	1
Amortization charges (i)	-	(2,565)	(117)	(2,682)
Balances at June 30, 2025	3,320	5,149	15,742	24,211
Cost	3,320	27,924	23,635	54,879
Accumulated amortization	-	(22,775)	(7,893)	(30,668)
Net book amount at June 30, 2025	3,320	5,149	15,742	24,211
Additions	-	1,854	1	1,855
Transfers	-	469	-	469
Assets incorporated by business combination (ii)	4,179	-	339	4,518
Currency translation adjustment	(1)	-	-	(1)
Amortization charges (i)	-	(2,132)	(720)	(2,852)
Balances at June 30, 2026	7,498	5,340	15,362	28,200
Cost	7,498	30,247	23,975	61,720
Accumulated amortization	-	(24,907)	(8,613)	(33,520)
Net book amount at June 30, 2026	7,498	5,340	15,362	28,200

(i)

Amortization charge was recognized in the amount of ARS 2,138 and ARS 2,569 under “Costs”, in the amount of ARS 697 and ARS 93 under “General and administrative expenses” and in the amount of ARS 17 and ARS 20 under “Selling expenses” as of June 30, 2026 and 2025, respectively, in the Consolidated Statement of Income and Other Comprehensive Income (Note 25).

(ii)	See note 4 to these Consolidated Financial Statements.